Warrant Liability (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Warrant liabilities	$ 3,100,000	$ 900,000
Income from change in fair value of warrants	$ 1,200,000	$ 3,700,000